Intangible assets - Changes in intangible assets parenthetical (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Depository Bank Of Local Governments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 23,215	₩ 3,560
Decrease in the asset's recoverable amount		(9,750)
PT Bank Shinhan Indonesias CGUs [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss		1,842
Decrease in the asset's recoverable amount		₩ (2,934)
Shinhan Securities Virtnam Co Ltd [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment loss	₩ 1,298